UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, New York  10012

13F File Number:  028-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
Title:     General Counsel
Phone:     212-466-2331

Signature, Place, and Date of Signing:

 /s/   Marc Baum     New York, New York     February 13, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $685,058 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    29123   825000 SH       SOLE                   825000        0        0
APOLLO GLOBAL MGMT LLC         CL A SHS         037612306     9548   550000 SH       SOLE                   550000        0        0
CELANESE CORP DEL              COM SER A        150870103    35624   800000 SH  CALL SOLE                   800000        0        0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140     8847   275000 SH       SOLE                   275000        0        0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    19302   600000 SH  CALL SOLE                   600000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     8550   250000 SH       SOLE                   250000        0        0
GOOGLE INC                     CL A             38259P508    14148    20000 SH       SOLE                    20000        0        0
HCA HOLDINGS INC               COM              40412C101     9805   325000 SH       SOLE                   325000        0        0
HCA HOLDINGS INC               COM              40412C101    15085   500000 SH  CALL SOLE                   500000        0        0
ISHARES TR                     RUSSELL 2000     464287655   151776  1800000 SH  PUT  SOLE                  1800000        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     3780  1000000 SH  CALL SOLE                  1000000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    46451  3050000 SH       SOLE                  3050000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    42645  2800000 SH  CALL SOLE                  2800000        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     4224   400000 SH       SOLE                   400000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106     5800    50000 SH       SOLE                    50000        0        0
MCMORAN EXPLORATION CO         COM              582411104    16050  1000000 SH  CALL SOLE                  1000000        0        0
MGIC INVT CORP WIS             COM              552848103     1862   700000 SH       SOLE                   700000        0        0
MICROSOFT CORP                 COM              594918104    14691   550000 SH  CALL SOLE                   550000        0        0
MICROSOFT CORP                 COM              594918104     5342   200000 SH       SOLE                   200000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     4140   810000 SH       SOLE                   810000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    13928   400000 SH       SOLE                   400000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    19151   550000 SH  CALL SOLE                   550000        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100     2464   350000 SH       SOLE                   350000        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100    17856   800000 SH  PUT  SOLE                   800000        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201    31843   700000 SH       SOLE                   700000        0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    20568  2165000 SH       SOLE                  2165000        0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105     2613   275000 SH  CALL SOLE                   275000        0        0
ROCK-TENN CO                   CL A             772739207     6991   100000 SH       SOLE                   100000        0        0
ROCK-TENN CO                   CL A             772739207    15730   225000 SH  CALL SOLE                   225000        0        0
ROCKWOOD HLDGS INC             COM              774415103    18548   375000 SH       SOLE                   375000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     3400  2000000 SH       SOLE                  2000000        0        0
SIRIUS XM RADIO INC            COM              82967N108     2890  1000000 SH       SOLE                  1000000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    71204   500000 SH  PUT  SOLE                   500000        0        0
TIVO INC                       COM              888706108    11079   900000 SH       SOLE                   900000        0        0